Inventories (Details) - Schedule of Inventories	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Inventory [Line Items]
Total inventories			¥ 2,403,818
Holographic Accessories [Member]
Inventory [Line Items]
Total inventories			1,494,770
Semiconductors [Member]
Inventory [Line Items]
Total inventories			¥ 909,048